Vessels, containers, equipment and other tangible assets - Components and Movements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 4,637.0	$ 5,751.2
Ending balance	6,844.0	4,637.0	$ 5,751.2
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,929.5	8,835.7
Additions	3,219.7	2,534.8
Disposals	(30.9)	(282.0)
Lease Modifications and terminations	(177.7)	(157.7)
Effect of movements in exchange rates	(3.3)	(1.3)
Ending balance	13,937.3	10,929.5	8,835.7
Depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,293.5	3,085.6
Depreciation	1,129.0	1,460.6
impairment		2,054.3
Disposals	(22.2)	(183.4)
Lease Modifications and terminations	(301.9)	(122.9)
Effect of movements in exchange rates	(1.9)	(0.7)
Ending balance	7,096.5	6,293.5	3,085.6
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,757.9	4,409.9
Payment on account of tangible assets		1.0
Ending balance	5,733.0	3,757.9	4,409.9
Vessels | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,760.2	6,712.7
Additions	2,865.6	2,437.3
Disposals		(231.1)
Lease Modifications and terminations	(139.8)	(158.7)
Ending balance	11,486.0	8,760.2	6,712.7
Vessels | Depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,002.3	2,302.8
Depreciation	1,023.6	1,329.6
impairment		1,598.7
Disposals		(140.2)
Lease Modifications and terminations	(272.9)	(88.6)
Ending balance	5,753.0	5,002.3	2,302.8
Containers and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	792.9	1,241.7
Payment on account of tangible assets	3.2		1.1
Ending balance	1,010.1	792.9	1,241.7
Containers and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,871.7	1,890.8
Additions	328.7	56.0
Disposals	(19.1)	(45.8)
Lease Modifications and terminations	(37.2)	(29.3)
Ending balance	2,144.1	1,871.7	1,890.8
Containers and equipment | Depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,078.8	649.1
Depreciation	98.3	110.4
impairment		391.8
Disposals	(14.1)	(38.2)
Lease Modifications and terminations	(29.0)	(34.3)
Ending balance	1,134.0	1,078.8	649.1
Computer systems and communication equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9.7	20.2
Other property and equipment	84.6	75.5	78.3
Ending balance	13.1	9.7	20.2
Computer systems and communication equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	67.1	60.4
Additions	5.4	11.6
Disposals	(2.6)	(4.5)
Effect of movements in exchange rates	(0.5)	(0.4)
Ending balance	69.4	67.1	60.4
Computer systems and communication equipment | Depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	57.4	40.2
Depreciation	1.9	6.3
impairment		15.7
Disposals	(2.5)	(4.5)
Effect of movements in exchange rates	(0.5)	(0.3)
Ending balance	56.3	57.4	40.2
Others | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	230.5	171.8
Additions	20.0	29.9
Disposals	(9.2)	(0.6)
Lease Modifications and terminations	(0.7)	30.3
Effect of movements in exchange rates	(2.8)	(0.9)
Ending balance	237.8	230.5	171.8
Others | Depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	155.0	93.5
Depreciation	5.2	14.3
impairment		48.1
Disposals	(5.6)	(0.5)
Effect of movements in exchange rates	(1.4)	(0.4)
Ending balance	153.2	155.0	93.5
Payments on account, net of vessels
Disclosure of detailed information about property, plant and equipment [line items]
Payment on account of tangible assets		1.0
Payments on account, net of total | Depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Payment on account of tangible assets	3.2	1.0	1.1
Total of Vessels and payments on account
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,758.9	4,409.9
Ending balance	5,733.0	3,758.9	4,409.9
Total of Containers and equipment and Payments on account
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	792.9	1,242.8
Ending balance	1,013.3	792.9	1,242.8
Total Computer systems and communication equipment, and Other property and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	85.2	98.5
Ending balance	$ 97.7	$ 85.2	$ 98.5